4. Changes in accounting practices and disclosures (Details 2)	12 Months Ended
Dec. 31, 2018
Standard One
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New standards, amendments and interpretations to existing standards that are not yet effective	Standard: IFRS 16 – Leases. Description: Establishes a single model for the accounting of leases in the balance sheet for lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor's accounting remains similar to the current standard, that is, the lessors continue to classify the leases as financial or operating. IFRS 16 will supersede the current leases guidance including IAS 17 Leases and IFRIC 4, SIC 15 and SIC 27 Determining Whether an Arrangement Contains a Lease. Impact: (**) See impact analysis below.
Standard Two
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New standards, amendments and interpretations to existing standards that are not yet effective	Standard: IFRIC 23 – Uncertainty over Income Tax Treatments. Description: Clarify accounting when there are uncertainties about the treatment of taxes on profit. Impact: The Company is assessing the impacts and effects of the amendments, however it does not expect material effects from adopting this standard.